Other Reserves - Schedule of Other Reserves (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share option reserve
Total other reserves	£ 58,071	£ 4,064
Other Reserves
Disclosure Of Other Reserves [Line Items]
Own share reserve	(339)	(339)	£ (339)
Foreign currency translation reserve	(11)	(3)	(1)
Capital reserve	42,466
Share option reserve
Balance at beginning of year	4,406	3,291	2,506
Share-based payments	11,731	1,132	785
Exercise of share options	(180)	(17)
Lapse of share options	(2)
Balance at end of year	15,955	4,406	3,291
Total other reserves	£ 58,071	£ 4,064	£ 2,951